Debt and Credit Facilities - Notes (Details)					12 Months Ended
	Aug. 07, 2020 CAD ($)	Mar. 12, 2020 CAD ($)	Dec. 16, 2019 USD ($)	Jun. 17, 2019 USD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2020 USD ($)	Aug. 07, 2020 USD ($)	Mar. 03, 2020 USD ($)	May 01, 2019 CAD ($)	Mar. 15, 2019 USD ($)
Disclosure of detailed information about borrowings [line items]
Authorized Capital Commitments, Pre-Registration					$ 1.75	$ 3.0
Debt and Credit Facilities	Debt and Credit Facilities

Short-term Debt	December 31, 2020	December 31, 2019
($ millions)
Commercial paper(1)	—	550
Bankers' Acceptances	40	—
(1) The weighted average interest rate as at December 31, 2019 was 1.98% per annum.

		Canadian $ Amount		U.S. $ Denominated
Long-term Debt	Maturity	December 31, 2020	December 31, 2019	December 31, 2020	December 31, 2019
($ millions)
Long-term debt
Syndicated Credit Facility	2022	350	—	—	—
3.95% notes(1)(3)	2022	637	648	500	500
4.00% notes(1)(3)	2024	957	973	750	750
3.55% notes(4)	2025	750	750	—	—
3.60% notes(4)	2027	750	750	—	—
3.50% notes(4)	2028	1,250	—	—	—
4.40% notes(1)(3)	2029	957	973	750	750
6.80% notes(1)(3)	2037	493	501	387	387
Debt issue costs(2)		(27)	(25)	—	—
Long-term debt		6,117	4,570	2,387	2,387
Long-term debt due within one year
5.00% notes(4)	2020	—	400	—	—
Long-term debt due within one year		—	400	—	—
(1)    The U.S. dollar denominated debt is designated as a hedge of the Company’s net investment in selected foreign operations with a U.S. dollar functional currency. Refer to Note 25 for Foreign Currency Risk Management.
(2)    Calculated using the effective interest rate method.
(3) The 3.95%, the 4.00%, the 4.40% and the 6.80% notes represent unsecured securities under a trust indenture dated September 11, 2007.
(4) The 5.00%, the 3.55%, the 3.60% and the 3.50% notes represent unsecured securities under a trust indenture dated December 21, 2009.
Credit Facilities
On April 7, 2020 the Company entered into a $500 million unsecured non-revolving term credit facility. Interest payable is based on pricing referenced to CAD Bankers’ Acceptance or CAD Prime Rates. The facility was repaid on October 5, 2020.
As at December 31, 2020 the covenant under the Company’s credit facilities was a debt to capital ratio, calculated as total debt (long-term debt including long-term debt due within one year and short-term debt) and certain adjusting items specified in the credit agreements divided by total debt and shareholders’ equity. This covenant is used to assess the Company’s financial strength. If the Company does not comply with the covenant under the credit facilities, there is risk that repayment could be accelerated. The Company was in compliance with this covenant under its credit facilities at December 31, 2020, and assessed the risk of non-compliance to be low. As at December 31, 2020, the Company had $350 million outstanding under its $2.0 billion committed syndicated credit facility expiring June 19, 2022 (December 31, 2019 – no direct borrowings), and no direct borrowings under its $2.0 billion committed syndicated credit facility expiring March 9, 2024 (December 31, 2019 – no direct borrowings).
Interest payable is based on Bankers’ Acceptance, CAD Prime Rate, U.S. LIBOR, or U.S. Base Rates, depending on the borrowing option selected and credit ratings assigned by certain credit rating agencies to the Company.
Notes
On March 15, 2019, the Company issued US$750 million in senior unsecured notes. The notes bear an annual interest rate of 4.40% and are due on April 15, 2029. The Company raised the net proceeds of the offering for general corporate purposes, which included the repayment of certain outstanding debt securities that matured in 2019.
On May 1, 2019, the Company filed a universal short form base shelf prospectus (the “2019 Canadian Shelf Prospectus”) with applicable securities regulators in each of the provinces of Canada that enabled the Company to offer up to $3.0 billion of common shares, preferred shares, debt securities, subscription receipts, warrants and other units in Canada. As a result of the delisting of Husky's shares from the TSX, the Company is unable to sell securities under the 2019 Canadian Shelf Prospectus.
On June 17, 2019, the Company repaid the maturing 6.15% notes. The amount paid to note holders was $402 million.
On December 16, 2019, the Company repaid the maturing 7.25% notes. The amount paid to note holders was $987 million.
On March 3, 2020, the Company filed a universal short form base shelf prospectus (the "2020 U.S. Shelf Prospectus”) with the Alberta Securities Commission. On March 4, 2020, the Company’s related U.S. registration statement filed with the SEC containing the 2020 U.S. Shelf Prospectus became effective which enabled the Company to offer up to US$3.0 billion of debt securities, common shares, preferred shares, subscription receipts, warrants and units of the Company in the U.S. During the period that the 2020 U.S. Shelf Prospectus and the related U.S registration statement were effective, securities could be offered in amounts, at prices and on terms set forth in a prospectus supplement. On January 26, 2021, the Company terminated the effectiveness of the U.S. registration statement.
On March 12, 2020, the Company repaid the maturing 5.00% notes. The principal paid to note holders was $400 million.
On August 7, 2020, the Company issued $1.25 billion of notes. The notes have a coupon of 3.50% and are due on February 7, 2028. Proceeds were for general corporate purposes, which included the repayment of Husky’s $500 million unsecured non-revolving term loan credit facility on October 5, 2020.
At December 31, 2020, the Company had unused capacity of $1.75 billion under the 2019 Canadian Shelf Prospectus and US$3.0 billion under the 2020 U.S. Shelf Prospectus and related U.S. registration statement.
The Company’s notes, credit facilities and short-term lines of credit rank equally in right of payment.
Reconciliation of Changes of Liabilities to Cash Flows from Financing Activities

	Liabilities
($ millions)	Short-term debt	Long-term debt due within one year	Long-term debt	Other long-term liabilities	Lease liabilities due within one year	Lease liabilities
December 31, 2019	550	400	4,570	454	109	1,353
Changes from financing cash flows
Long-term debt issuance, net	—	(1,400)	2,600	—	—	—
Short-term debt issuance, net	(510)	—	—	—	—	—
Debt issue costs	—	—	(7)	—	—	—
Finance lease payments	—	—	—	—	(111)	—
Total change from financing cash flows	(510)	(1,400)	2,593	—	(111)	—
Other changes – liability-related
Foreign exchange	—	—	—	(1)	—	—
Fair value changes	—	—	—	8	—	32
Net additions of lease liabilities	—	—	—	—	—	23
Reclassification	—	1,000	(1,000)	—	107	(107)
Deferred revenue	—	—	—	(115)	—	—
Amortization of debt issuance costs	—	—	4	—	—	—
Foreign exchange recognized in OCI	—	—	(50)	—	(1)	(2)
Other	—	—	—	64	(2)	(1)
Total other changes – liability related	—	1,000	(1,046)	(44)	104	(55)
December 31, 2020	40	—	6,117	410	102	1,298

Four Point Four Percent Notes Due 2029
Disclosure of detailed information about borrowings [line items]
Interest rate					4.40%	4.40%				440.00%
Borrowings										$ 750
Unsecured bank loans received										$ 750
Interest rate, weighted average					4.40%	4.40%				440.00%
6.15% Notes Due 2019
Disclosure of detailed information about borrowings [line items]
Interest rate				615.00%
Long-term debt repayment				$ 402
Interest rate, weighted average				615.00%
Long-term debt repayment				$ 402
7.25% Notes Due 2019
Disclosure of detailed information about borrowings [line items]
Interest rate			725.00%
Long-term debt repayment			$ 987
Interest rate, weighted average			725.00%
Long-term debt repayment			$ 987
5.00% Notes Due 2020
Disclosure of detailed information about borrowings [line items]
Interest rate			500.00%		5.00%	5.00%
Long-term debt repayment		$ 400
Interest rate, weighted average			500.00%		5.00%	5.00%
Long-term debt repayment		$ 400
Three Point Five Percent Notes Due 2028
Disclosure of detailed information about borrowings [line items]
Interest rate					3.50%	3.50%	350.00%
Borrowings							$ 1.25
Unsecured bank loans received							$ 1.25
Interest rate, weighted average					3.50%	3.50%	350.00%
Unsecured Non-Revolving Term Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Long-term debt repayment	$ 500
Long-term debt repayment	$ 500
2019 Canadian Shelf Prospectus [Member]
Disclosure of detailed information about borrowings [line items]
Authorized Capital Commitments, Pre-Registration					$ 1.75				$ 3.0
2020 U.S. Shelf Prospectus
Disclosure of detailed information about borrowings [line items]
Authorized Capital Commitments, Pre-Registration						$ 3.0		$ 3.0